Related Party Transactions	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 4. Related Party Transactions
Founder Shares
In March 2021, the Sponsor paid $25,000 for certain offering costs on behalf of the Company in exchange for issuance of 9,857,142 of the Company’s Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Shares and the associated amounts have been retroactively restated to reflect the share issue of Class B ordinary shares on November 30, 2021, resulting in an aggregate of 9,857,142 Class B ordinary shares outstanding. The initial shareholders agreed to forfeit up to 1,285,714 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares will represent 30.0% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters fully exercised the over-allotment on March 4, 2022; thus, these 1,285,714 Founder Shares were no longer subject to forfeiture.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalization, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 16,000,000 Private Placement Warrants, at a price of $0.50 per Private Placement Warrant to the Sponsor, generating proceeds of $8.0 million.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.
Related Party Loans
The Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note, dated on March 24, 2021 that was later amended on November 16, 2021 (the “Note”). This loan was non
-interest
bearing and payable upon the completion of the Initial Public Offering; provided that amounts due under the Note were, at the option of the Sponsor, convertible into Working Capital Loans (as defined below). The Company borrowed $200,000 under the Note and the Sponsor elected to convert the Note into a Working Capital Loan on March 4, 2022.
In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans could be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $2.0 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $0.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2022, and December 31, 2021
,
$200,000
and $0 was drawn on the Working Capital Loan, respectively.
Service Agreement
On March 1, 2022, the Company entered into an agreement (the “Service Agreement”) with DEHC LLC, an affiliate of the Company’s Chief Financial Officer, pursuant to which the Company agreed to pay service and administrative fees of $20,000 per month to DEHC LLC for 18 months commencing on the date of consummation of the Initial Public Offering. Upon completion of the initial Business Combination, any portion of the amounts due that have not yet been paid will accelerate. For the three months ended March 31, 2022, the Company incurred $20,000 under this agreement. As of March 31, 2022 and December 31, 2021, the Company had no accrued amounts for services in connection with such agreement on the accompanying condensed balance sheets.
The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers, directors or their affiliates.

Note 4—Related Party Transactions
Founder Shares
On March 31, 2021, the Sponsor paid $25,000 for certain offering costs on behalf of the Company in exchange for issuance of 9,857,142 of the Company’s Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Shares and the associated amounts have been retroactively restated to reflect the share issue of Class B ordinary shares on November 30, 2021, resulting in an aggregate of 9,857,142 Class B ordinary shares outstanding. The initial shareholders have agreed to forfeit up to 1,285,714 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 30.0% of the Company’s issued and outstanding ordinary shares after the Proposed Public Offering.
The initial shareholders will agree, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalization, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day
period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Warrants
The Sponsor will agree to purchase an aggregate of 14,800,000 Private Placement Warrants (or 16,000,000 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full), at a price of $0.50 per Private Placement Warrant ($7.4 million in the aggregate, or $8.0 million if the underwriters’ over-allotment option is exercised in full) in a private placement that will occur simultaneously with the closing of the Proposed Public Offering.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.
Related Party Loans
The Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note, dated on March 24, 2021 and was later amended on
November 16, 2021 (the “Note”). This loan
is non-interest bearing and
payable on the earlier of June 30, 2022 and the completion of the Proposed Public Offering; provided that amounts due under the Note may, at the option of the Sponsor, be converted into Working Capital Loans (as defined below). As of December 31, 2021, the Company had borrowed $200,000 under the Note.
In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans could be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $2.0 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $0.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2021, the Company had no borrowings under the Working Capital Loans.
Service and Administrative Fees
The Company has agreed to pay service and administrative fees of $20,000 per month to DEHC LLC, an affiliate of Daniel Huber, the Company’s Chief Financial Officer, for 18 months commencing on the date of consummation of the Proposed Public Offering (upon completion of the initial Business Combination, any portion of the amounts due that have not yet been paid will accelerate).
The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred
in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers, directors or their affiliates.